Fair value of financial instruments - Disclosure of detailed information about fair value of long-term debt (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of assets [line items]
Borrowings not measured at fair value	$ 336,769	$ 329,560
Level 1 [Member]
Disclosure of fair value measurement of assets [line items]
Borrowings not measured at fair value	286,903	280,807
Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Borrowings not measured at fair value	49,866	48,753
Fair value [Member]
Disclosure of fair value measurement of assets [line items]
Borrowings not measured at fair value	367,928	352,343
Fair value [Member] | Level 1 [Member]
Disclosure of fair value measurement of assets [line items]
Borrowings not measured at fair value	318,000	303,240
Fair value [Member] | Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Borrowings not measured at fair value	$ 49,928	$ 49,103